Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 12,429	$ (2,015)	$ 828
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax benefit of $0, $0 and $36, respectively	(887)	104	133
Losses (gains) reclassified into net income (loss)	480	(34)	(6)
Net change	(407)	70	127
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains arising during the period, net of tax benefit of $0, $0 and $7, respectively	(230)	436	97
Losses (gains) reclassified into net income (loss)	92	(394)	(66)
Net change	(138)	42	31
Foreign currency translation adjustment	6	271	43
Total other comprehensive income (loss), net of tax	(539)	383	201
Comprehensive income (loss)	$ 11,890	$ (1,632)	$ 1,029